Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Balances and Transactions (Tables) [Line Items]
Schedule of Maturities of Long-term Debt [Table Text Block]
Twelve months ending December 31,	RMB	USD
2020	70,987,603	10,175,683
2021	16,038,186	2,298,986
Total	87,025,789	12,474,669

Loans [Member]
Related Party Balances and Transactions (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
Name of Related Party	Relationship	Nature	December 31, 2018	December 31, 2019	December 31, 2019
			RMB	RMB	USD
Jie Zhao	Chairman of Wimi Cayman	Loan	117,124,000	4,850,000	695,221
Jie Zhao*	Chairman of Wimi Cayman	Loan	6,431,993	6,675,789	956,938
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	—	75,500,000	10,822,510
Enweiliangzi Investment Co.	Under common control of Jie Zhao	Loan	4,200,000	—	—
Total:			127,755,993	87,025,789	12,474,669
Current portion of shareholder loan			—	70,987,603	10,175,683
Shareholder loan—non-current			127,755,993	16,038,186	2,298,986
*	There has been no change in the balance of the loan, change was due to exchange difference.

Other Payables [Member]
Related Party Balances and Transactions (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
Name of Related Party	Relationship	Nature	December 31, 2018	December 31, 2019	December 31, 2019
			RMB	RMB	USD
Beijing Tianhoudide Investment Management, LLP	Under the common control of Jie Zhao	Business expense payable	1,065	—	—

Business Acquisition Payables [Member]
Related Party Balances and Transactions (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
Name of related party	Relationship	December 31, 2018	December 31, 2019	December 31, 2019
		RMB	RMB	USD
Xie Jinlong	Former shareholder of Shenzhen Kuxuanyou(a) and current General Manager	20,139,056	—	—
Yi Chengwei	Former shareholder Shenshen Yitian and(b) CTO of Wimi Cayman	50,828,374	—	—
Meng Xiaojuan	Former shareholder and legal representative of Shenzhen Yidian(c)	15,485,681	—	—
Gao Zhixia	Former shareholder and legal representative of Skystar(d)	24,436,303	—	—
Total:		110,889,414	—	—
Current portion of business acquisition payable		(34,086)	—	—
Business acquisition payable non-current		110,855,328	—	—
(a)	Beijing WiMi acquired Shenzhen Kuxuanyou, in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113 million (approximately USD 17.2 million) to be made over six years. Jinlong Xie became a related party to the Company after the acquisition. Beijing WiMi paid RMB 23,000,000 in 2017, RMB 23,120,000 in 2018 and RMB 22,480,000 in 2019. As of December 31, 2019, the total business acquisition payable was paid off.
(b)	Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28 million) to be made over six years. Yi Chengwei became a related party to the Company after the acquisition. Beijing WiMi paid RMB 25,700,000 in 2017, RMB 33,720,000 in 2018 and RMB 56,680,000 in 2019. As of December 31, 2019, the total business acquisition payable was paid off.
(c)	Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million) to be made over six years. Meng Xiaojuan became a related party to the Company after the acquisition. Beijing WiMi paid RMB 50,000,000 in 2017, RMB 29,350,000 in 2018 and RMB 17,050,000 in 2019. As of December 31, 2019, the total business acquisition payable was paid off.
(d)	Gao Zhixia became a related party to the Company after the acquisition of Skystar in 2017. The Company paid RMB 17,967,355 in 2017, RMB 12,710,784 in 2018 and RMB 26,805,592 (USD 3,842,435) in 2019. As of December 31, 2019, the total business acquisition payable was paid off.